BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2011
Pro Forma Consolidated Statements of Comprehensive Income

Pro forma consolidated statements of comprehensive income

	For the years ended December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Revenue	8,039,726	14,766,530	2,346,165
Net income attributable to Baidu, Inc.	3,466,089	6,543,899	1,039,721

Qunar
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of July 20, 2011, the date of acquisition:

	RMB	US$
	(In thousands)

Purchase consideration	1,939,569	300,280

Cash and cash equivalents	83,784	13,312
Short-term investments	38,907	6,182
Accounts receivables	22,292	3,542
Other current assets	24,694	3,923
Property, plant and equipment, net	14,367	2,283
Intangible assets, net	711,570	113,057
Accounts payable and accrued liabilities	(68,529)	(10,888)
Deferred tax liabilities, noncurrent	(136,856)	(21,744)
Noncontrolling interests	(102,922)	(16,353)
Redeemable noncontrolling interests	(942,004)	(149,669)
Goodwill	2,294,266	356,635